Financial Information of the Parent Company (Details) - Schedule of Statements of Cash Flows - VIE [Member]	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	¥ (8,682,450)	$ (1,222,898)	¥ (3,460,086)	¥ (40,186)
Net cash used in investing activities	(21,898,393)	(3,084,324)	(109,865,693)
Net cash provided by (used in) financing activities	(7,797,900)	(1,098,311)	140,000,402	6,353,868
Effect of exchange rate changes on cash and cash equivalents	4,388,627	618,125	1,290,142	(62,295)
Net increase (decrease) in cash and cash equivalents	(33,990,117)	(4,787,408)	27,964,765	6,251,387
Cash and cash equivalents at the beginning of the year	34,314,420	4,388,085	6,349,655	98,268
Cash and cash equivalents at the end of the year	¥ 324,303	$ 45,677	¥ 34,314,420	¥ 6,349,655